SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Formation and operating costs	$ (25,128)	$ (526,603)	$ (676,348)	$ (154,977)
Interest income on trust account			1,232,214	471,486
Cash and marketable securities held in trust account		70,703,700	70,703,700	$ 69,471,486
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting [Line Items]
Interest income on trust account			1,232,214
Cash and marketable securities held in trust account		$ 70,703,700	70,703,700
Formation and operating costs			$ (676,348)